Schedule of Notional Amounts of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 24		$ 35
Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	0		38
Energy Related Derivative [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	6		16
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	275	[1]	290
Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 0		$ 17

[1]	These contracts had maturities of two years or less as of December 31, 2016.